Note 14 - Income Tax	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14.	Income Tax

14.1	Income taxes

	For the year ended
	November 30, 2022 ($)	November 30, 2021 ($)
Current income tax expense	11	-
Deferred income tax expense (recovery)	(1,220)	9,011
Income tax expense (recovery) for the year	(1,209)	9,011

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of comprehensive income (loss) for the years ended November 30, 2022 and 2021 is as follows:

	For the year ended
	November 30, 2022 ($)	November 30, 2021 ($)
Net income (loss) for the year	(14,409)	109,195
Canadian statutory income tax rate	27.00%	27.00%
Expected tax expense (recovery)	(3,890)	29,483
Non-deductible permanent differences	2,407	1,986
Non-taxable gains on remeasurement of GRC	-	(16,297)
Income tax rate differences	-	3
Change in unrecognized deferred income tax assets	351	(6,729)
Other	(77)	565
Tax expense (recovery) for the year	(1,209)	9,011

14.2	Deferred Income Tax Assets and Liabilities

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	As at November 30, 2022 ($)	As at November 30, 2021 ($)
Non-capital loss carry-forward	1,322	1,397
Mineral properties	887	744
Fixed assets	-	2
Unrecognized deferred tax assets	2,209	2,143

	As at November 30, 2022 ($)	As at November 30, 2021 ($)
Deferred tax assets (liabilities)
Long-term investments	(9,483)	(17,547)
Non-capital losses carry-forward	9,034	7,499
Others	153	181
Net deferred tax liability	(296)	(9,867)

Deferred tax assets that can not be offset against deferred tax liabilities have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.

The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. As at November 30, 2022, the Company has non-capital losses of $34,235 in Canada which will expire between 2029 and 2042.